UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

New York Tax Free Money Fund Investment
Investment Portfolio as of September 30, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------------------

                                                                                             Principal
                                                                                             Amount ($) Value ($)
                                                                                           ----------------------

Municipal Investments 99.7%
New York 92.5%
Erie County, NY, Industrial Development Agency, Civic Facilities Revenue,
Subordinate Adult Services, Revenue Bonds,
1.75%*, 6/1/2022, Keybank NA (b)                                                           5,215,000   5,215,000
Erie County, NY, Revenue Anticipation Notes,
3.0%, 7/13/2005, Citigroup Global Markets (b)                                              1,850,000   1,870,612
Long Island, NY, Power Authority, New York, Electric System Revenue,
Series G, 1.67%*, 12/1/2029 (a)                                                            1,000,000   1,000,000
New York, General Obligation, 1.25%, 10/26/2004                                            3,200,000   3,200,000
New York, General Obligations, Series A-5, 1.68%*, 8/1/2031, HSBC Bank USA (b)               950,000     950,000
New York, Metropolitan Transportation Authority:
Series B, 1.69%*, 11/1/2022 (a)                                                              400,000     400,000
Series PA-1083, 1.72%*, 5/15/2010 (a)                                                        350,000     350,000
New York, Metropolitan Transportation Authority, New York Revenue:
Series G-1, 1.63%*, 11/1/2026 (a)                                                          2,200,000   2,200,000
Series 848-D, 1.71%*, 11/15/2021 (a)                                                       1,600,000   1,600,000
Series 1040, 1.72%*, 11/15/2020 (a)                                                          200,000     200,000
New York, State Dormitory Authority Revenue:
Series 1997, 1.13%, 10/8/2004                                                              1,685,000   1,685,000
Series 1997, 1.14%, 11/9/2004                                                              1,000,000   1,000,000
Series B09, 1.71%*, 3/15/2023 (a)                                                            500,000     500,000
New York, State Dormitory Authority Revenue, Columbia University,
 Series B, 1.03%*, 7/1/2028                                                                  600,000     600,000
New York, State Dormitory Authority Revenue, Cornell University:
Series A, 1.68%*, 7/1/2029                                                                 1,490,000   1,490,000
Series B, 1.68%*, 7/1/2030                                                                 1,345,000   1,345,000
New York, State Dormitory Authority Revenue, Mental Health Services,
Series D-2B, 1.69%*, 2/15/2031 (a)                                                           720,000     720,000
New York, State Environmental Facilities Corp., Clean Drinking Water,
Revolving Funds, Series H, 2.5%, 10/15/2004                                                  600,000     600,343
New York, State General Highway & Bridge Trust Fund, Star Certificates,
Series 2003-4, 1.71%*, 4/1/2011 (a)                                                        2,700,000   2,700,000
New York, State General Obligation:
Series B, 1.58%*, 3/15/2030, Dexia Credit (b)                                                900,000     900,000
Series J3, 1.68%*, 2/15/2016, JP Morgan Chase Bank (b)                                       500,000     500,000
New York, State General Obligation, Environmental Quality,
Series G, 1.03%*, 11/30/2018, Westdeutsche Landesbank (b)                                  2,400,000   2,400,000
New York, State Housing Finance Agency Revenue, Historic Front Street,
Series A, 1.72%*, 11/1/2036, Bank of New York (b)                                          2,000,000   2,000,000
New York, State Housing Finance Agency, Service Contract Revenue,
Series D, 1.68%*, 3/15/2026, State Street Bank & Trust Co. (b)                             1,800,000   1,800,000
New York, State Jay Street Development Corp., Center Facilities Lease Revenue,
Series A-2, 1.64%*, 5/1/2022, Depfa Bank PLC (b)                                           1,950,000   1,950,000
Series A-3, 1.68%*, 5/1/2022, Depfa Bank PLC (b)                                           1,750,000   1,750,000
New York, Tobacco Settlement Financing Corp., Revenue Bonds:
Series R-2003, 1.73%*, 6/1/2021 (a)                                                        1,990,000   1,990,000
Series PA-1158, 1.78%*, 12/1/2007                                                          3,125,000   3,125,000
Series PA- 1894, 1.78%*, 6/1/2012                                                            590,000     590,000
New York, Triborough Building & Tunnel Authority, Special Obligation,
Series B-13, 1.71%*, 11/15/2021 (a)                                                          695,000     695,000
New York City, NY, Housing Development Corp., Mortgage Revenue,
Columbus Apartments, Series A, 1.72%*, 3/15/2025                                           5,000,000   5,000,000
New York City, NY, Industrial Development Agency, Civic Facilities Revenue,
Peninsula Hospital Center Project,
1.72%*, 12/1/2013, Chase Manhattan Bank (b)                                                  880,000     880,000
New York City, NY, Industrial Development Agency, Civic Facilities Revenue,
Allen Stevenson School, 1.65%*, 12/1/2034, Allied Irish Bank PLC (b)                       2,100,000   2,100,000
New York City, NY, Municipal Water Finance Authority, 1.25%, 11/4/2004                     3,000,000   3,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue,
Series C-2, 1.7%*, 6/15/2018                                                               1,550,000   1,550,000
New York City, NY, Sales & Special Tax Revenue, Transitional Finance Authority Revenue,
NYC Recovery, Series 1-C, 1.72%*, 11/1/2022                                                  100,000     100,000
New York City, NY, Transitional Cultural Resources Revenue,
Asia Society, 1.68%*, 4/1/2030, Chase Manhattan Bank (b)                                     100,000     100,000
New York City, NY, Transitional Finance Authority Revenue:
Series A-40, 1.71%*, 11/1/2026 (a)                                                           985,000     985,000
Series A, 3.5%, 11/1/2004                                                                    500,000     500,875
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured,
Series A, 1.7%*, 2/15/2030                                                                   745,000     745,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery:
Series 1, 1.64%*, 11/1/2022                                                                  850,000     850,000
Series 3, 1.7%*, 11/1/2022                                                                   315,000     315,000
New York City, NY, Transitional Finance Authority, Star Certificate:
Series 2003-7, 1.72%*, 2/1/2009                                                            1,585,000   1,585,000
Series 2003-7, 1.72%*, 2/1/2029                                                              600,000     600,000
New York,  NY, General Obligation, Subseries-H-6,
1.7%*, 3/1/2034, Fleet National Bank (b)                                                     600,000     600,000
New York, NY, General Obligation:
Subseries-B-3, 1.68%*, 8/15/2017, JP Morgan Chase Bank (b)                                   300,000     300,000
Subseries-A-3, 1.69%*, 8/1/2031, BNP Paribas (b)                                             925,000     925,000
New York, NY, State General Obligation, Series H-4, 1.69%*, 8/1/2015 (a)                   1,300,000   1,300,000
New York, NY, State Local Government Assistance Corp.,
Series A-BV, 1.61%*, 4/1/2021 (a)                                                            190,000     190,000
New York, NY, Triborough Building & Tunnel Authority:
Series A, 1.69%*, 1/1/2031 (a)                                                               170,000     170,000
Series R-2013, 1.71%*, 11/15/2021 (a)                                                        300,000     300,000
Onondaga County, NY, Industrial Development Agency, Civic Facilities Revenue,
YMCA of Greater Syracuse, Series A, 1.75%*, 11/1/2025, HSBC Bank PLC (b)                   2,500,000   2,500,000
Orange County, NY, General Obligation, Series A, 2.5%, 11/1/2004                           1,000,000   1,001,084
Otsego County, NY, Industrial Development Agency, Civic Facilities Revenue,
Noonan Community Service Corp. Project, Series A,
1.74%*, 3/1/2025, Wilber National Bank (b)                                                   600,000     600,000
Rockland County, NY, Revenue Anticipation Notes, 2.0%, 3/24/2005                           3,000,000   3,013,581
Schenectady County, NY, Industrial Development Agency, Civic Facilities Revenue,
Sunnyview, Series B, 1.7%*, 8/1/2033, Keybank NA (b)                                       1,600,000   1,600,000
Yates County, NY, Industrial Development Agency, Civic Facilities Revenue,
Series B, 1.7%*, 9/1/2015, Keybank NA (b)                                                    900,000     900,000
Yonkers, NY, Industrial Development Agency, Civic Facilities Revenue,                      1,000,000   1,000,000
1.66%*, 7/1/2021, Bank of New York (b)
                                                                                                       ----------
                                                                                                       78,036,495

Puerto Rico 2.8%
Puerto Rico, State General Obligation, Series EE, 1.71%*, 7/1/2029 (a)                     2,390,000   2,390,000

Multi-State 4.4%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.6%*, 10/1/2008                     3,700,000   3,700,000

                                                                                                       ----------
Total Municipal Investments (Cost $84,126,495)                                                         84,126,495

                                                                                              Shares    Value ($)
                                                                                              ------    ---------

Mutual Funds 0.1%
New York 0.1%
Dreyfus New York Municipal Cash Management, 0.72%**
(Cost $91,695)                                                                                91,695      91,695


                                                                                                % of
                                                                                            Net Assets  Value ($)
                                                                                            ----------  ---------

Total Investment Portfolio  (Cost $84,218,190)                                                  99.8   84,218,190
Other Assets and Liabilities, Net                                                                0.2     151,563
                                                                                                       ----------
Net Assets                                                                                     100.0   84,369,753
                                                                                                       ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2004.

** Rate shown is annualized seven-day yield at period end.

(a) Bond is  insured  by one of  these  companies:

                                                            As a % of  Total
                                                          Investment Portfolio

--------------------------------------------------------------------------------
AMBAC         AMBAC Assurance Corp.                                    6.9
FGIC          Financial Guaranty Insurance Company                     2.9
FSA           Financial Security Assurance                             3.1
MBIA          Municipal Bond Investors Assurance                       8.0


(b) Security incorporates a letter of credit or line credit from a major bank.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         New York Tax Free Money Fund


By:                                 /s/Julian Sluyters
                                    -----------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         New York Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    -----------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    -----------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004